SUBORDINATED DEBT AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
SUBORDINATED DEBT AND DEBENTURES [Abstract]
Information Regarding Subordinated Debentures
Summary information regarding subordinated debentures as of December 31 follows:

		2020
Entity Name	Issue Date
		Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(1,200)	(1,200)	-
		$39,524	$38,300	$1,224

		2019
Entity Name	Issue Date
		Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(1,268)	(1,268)	-
		$39,456	$38,232	$1,224

Subordinated Debentures and Trust Preferred Securities
Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2020 and 2019 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007
TCSB Statutory Trust I	March 17, 2035	3 month LIBOR plus 2.20%	March 17, 2010